Domini Impact Equity Fund

Portfolio of Investments

October 31, 2024(Unaudited)

Security	Shares	Value

Long Term Investments – 99.9%

Common Stocks – 99.9%

Communication Services – 8.1%

Alphabet, Inc., Class A	268,100	$45,874,591

AT&T, Inc.	246,085	5,546,756

Charter Communications, Inc., Class A (a)	3,158	1,034,593

Comcast Corp., Class A	133,421	5,826,495

Electronic Arts, Inc.	9,300	1,402,905

Interpublic Group of Cos., Inc. (The)	13,100	385,140

Netflix, Inc. (a)	14,838	11,217,973

New York Times Co. (The), Class A	8,067	450,461

Omnicom Group, Inc.	6,800	686,800

Take-Two Interactive Software, Inc. (a)	5,900	954,148

TELUS Corp.	51,494	814,120

T-Mobile US, Inc.	17,000	3,793,720

Verizon Communications, Inc.	134,995	5,687,339

Walt Disney Co. (The)	61,493	5,915,627

		89,590,668

Consumer Discretionary – 10.4%

Amazon.com, Inc. (a)	234,180	43,651,152

Aptiv PLC (a)	9,200	522,836

Best Buy Co., Inc.	6,749	610,312

Chipotle Mexican Grill, Inc. (a)	47,850	2,668,595

Cie Generale des Etablissements Michelin SCA ADR	47,800	802,562

eBay, Inc.	16,400	943,164

Ford Motor Co.	136,400	1,403,556

Garmin, Ltd.	5,346	1,060,379

Home Depot, Inc. (The)	34,451	13,565,081

Lowe’s Cos., Inc.	19,741	5,168,786

MercadoLibre, Inc. (a)	1,723	3,510,061

NIKE, Inc., Class B	41,349	3,189,249

NIO, Inc. ADR (a)	68,500	349,350

Sony Group Corp. ADR	198,775	3,498,440

Starbucks Corp.	38,667	3,777,766

Stride, Inc. (a)	2,200	205,216

Tapestry, Inc.	8,000	379,600

Tesla, Inc. (a)	96,999	24,235,200

TJX Cos., Inc.	39,200	4,430,776

Ulta Beauty, Inc. (a)	1,698	626,528

Williams-Sonoma, Inc.	4,400	590,172

		115,188,781

Consumer Staples – 6.0%

Church & Dwight Co., Inc.	8,512	850,434

Clorox Co. (The)	4,300	681,765

0

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Consumer Staples (Continued)

Colgate-Palmolive Co.	28,525	$2,673,078

Costco Wholesale Corp.	15,403	13,464,995

Estee Lauder Cos., Inc. (The), Class A	7,577	522,358

General Mills, Inc.	19,499	1,326,322

Haleon PLC ADR	126,625	1,226,996

JM Smucker Co. (The)	3,346	379,804

Kenvue, Inc.	68,500	1,570,705

Keurig Dr. Pepper, Inc.	36,900	1,215,855

Kimberly-Clark Corp.	11,718	1,572,321

Kraft Heinz Co. (The)	26,423	884,114

Kroger Co. (The)	23,211	1,294,477

Lamb Weston Holdings, Inc.	4,800	372,912

L’Oreal SA ADR	42,000	3,142,860

McCormick & Co., Inc.	14,000	1,095,360

Mondelez International, Inc., Class A	46,647	3,194,387

PepsiCo, Inc.	48,031	7,976,988

Procter & Gamble Co. (The)	82,025	13,548,890

Sprouts Farmers Market, Inc. (a)	5,200	667,836

Sysco Corp.	17,203	1,289,365

Target Corp.	15,551	2,333,272

Unilever PLC ADR	84,185	5,127,708

Walgreens Boots Alliance, Inc.	24,848	235,062

		66,647,864

Financials – 13.5%

Aflac, Inc.	19,215	2,013,540

Allstate Corp.	9,000	1,678,680

American Express Co.	18,048	4,874,404

Aon PLC, Class A	7,300	2,678,151

Banco do Brasil SA ADR	95,800	442,596

Bank of America Corp.	237,454	9,930,326

Bank of Montreal	24,531	2,235,265

Bank of New York Mellon Corp. (The)	25,500	1,921,680

Bank of Nova Scotia (The)	40,766	2,099,041

Blackrock, Inc.	4,786	4,695,210

Brown & Brown, Inc.	8,200	858,048

Canadian Imperial Bank of Commerce	31,700	1,983,152

Capital One Financial Corp.	12,718	2,070,363

Charles Schwab Corp. (The)	50,078	3,547,025

Chubb, Ltd.	13,187	3,724,536

Cincinnati Financial Corp.	5,411	762,031

Citigroup, Inc.	64,308	4,126,644

CME Group, Inc.	12,498	2,816,549

Commerce Bancshares, Inc.	4,100	256,250

1

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Financials (Continued)

Discover Financial Services	8,700	$1,291,341

DNB Bank ASA ADR	28,740	589,457

Equitable Holdings, Inc.	11,600	525,944

Everest Group, Ltd.	1,500	533,415

FactSet Research Systems, Inc.	1,300	590,278

Fifth Third Bancorp	35,456	1,548,718

Fiserv, Inc. (a)	20,100	3,977,790

Hartford Financial Services Group, Inc. (The)	10,293	1,136,759

Huntington Bancshares, Inc.	49,700	774,823

Intercontinental Exchange, Inc.	19,795	3,085,447

KeyCorp.	48,800	841,800

London Stock Exchange Group PLC ADR	68,600	2,356,410

M&T Bank Corp.	5,700	1,109,676

Marsh & McLennan Cos., Inc.	17,030	3,716,627

Mastercard, Inc., Class A	28,552	14,264,294

MetLife, Inc.	19,400	1,521,348

Moody’s Corp.	8,071	3,664,557

Morgan Stanley	42,659	4,959,109

MSCI, Inc.	2,668	1,523,962

Nasdaq, Inc.	16,500	1,219,680

Northern Trust Corp.	6,600	663,432

PayPal Holdings, Inc. (a)	36,000	2,854,800

PNC Financial Services Group, Inc. (The)	13,749	2,588,524

Principal Financial Group, Inc.	8,000	659,200

Progressive Corp. (The)	20,258	4,919,250

Prudential Financial, Inc.	12,461	1,526,223

Raymond James Financial, Inc.	6,550	970,841

Regions Financial Corp.	31,028	740,638

Rocket Cos., Inc., Class A (a)	6,900	111,090

S&P Global, Inc.	11,058	5,311,821

T Rowe Price Group, Inc.	7,611	836,144

Toronto-Dominion Bank (The)	59,017	3,261,870

Travelers Cos., Inc. (The)	7,916	1,946,861

Truist Financial Corp.	46,302	1,993,301

US Bancorp	53,116	2,566,034

Visa, Inc., A Shares	57,900	16,782,315

W.R. Berkley Corp.	10,050	574,559

		150,251,829

Health Care – 12.0%

AbbVie, Inc.	61,552	12,548,606

Agilent Technologies, Inc	10,200	1,329,162

Alcon AG	17,362	1,596,436

Align Technology, Inc. (a)	2,400	492,072

2

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Health Care (Continued)

Alnylam Pharmaceuticals, Inc. (a)	6,700	$1,786,153

Amgen, Inc.	18,619	5,961,059

AstraZeneca PLC ADR	103,900	7,392,485

Becton Dickinson and Co.	10,051	2,347,813

Biogen, Inc. (a)	5,067	881,658

BioMarin Pharmaceutical, Inc. (a)	6,300	415,107

Bio-Techne Corp.	5,200	383,500

Bristol-Myers Squibb Co.	70,601	3,937,418

Cooper Cos., Inc. (The) (a)	6,900	722,292

CSL, Ltd. ADR	33,400	3,131,718

Danaher Corp.	23,115	5,678,431

DexCom, Inc. (a)	13,973	984,817

Doximity, Inc., Class A (a)	5,700	237,918

Edwards Lifesciences Corp. (a)	20,772	1,391,932

Exelixis, Inc. (a)	14,700	488,040

GE HealthCare Technologies, Inc.	14,800	1,292,780

Genmab A/S ADR (a)	21,600	482,112

Gilead Sciences, Inc.	43,446	3,858,874

Globus Medical, Inc., Class A (a)	3,900	286,806

GSK PLC ADR	68,800	2,529,088

Halozyme Therapeutics, Inc. (a)	6,656	336,594

Hologic, Inc. (a)	12,052	974,645

IDEXX Laboratories, Inc. (a)	2,819	1,147,107

Illumina, Inc. (a)	5,349	771,005

Incyte Corp. (a)	5,200	385,424

Insulet Corp. (a)	2,300	532,519

Intuitive Surgical, Inc. (a)	12,400	6,247,616

Lonza Group AG ADR	25,500	1,572,585

Merck & Co., Inc.	87,035	8,905,421

Merck KGaA ADR	22,600	746,704

Mettler-Toledo International, Inc. (a)	690	891,308

Moderna, Inc. (a)	11,700	636,012

Neurocrine Biosciences, Inc. (a)	3,500	420,945

Novo Nordisk A/S ADR	117,256	13,126,809

Pfizer, Inc.	197,370	5,585,571

Quest Diagnostics, Inc.	3,715	575,193

Regeneron Pharmaceuticals, Inc. (a)	3,696	3,097,987

ResMed, Inc.	5,046	1,223,504

Revvity, Inc.	6,500	770,835

Sanofi SA ADR	79,216	4,188,942

Siemens Healthineers AG ADR	18,900	491,400

STERIS PLC	3,400	754,290

Stryker Corp.	11,928	4,249,708

Takeda Pharmaceutical Co., Ltd. ADR	102,000	1,421,880

3

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Health Care (Continued)

Teleflex, Inc.	1,600	$321,696

Thermo Fisher Scientific, Inc.	13,288	7,259,500

United Therapeutics Corp. (a)	2,300	860,131

Veeva Systems, Inc., Class A (a)	5,106	1,066,286

Vertex Pharmaceuticals, Inc. (a)	9,043	4,304,287

Waters Corp. (a)	2,063	666,576

		133,688,757

Industrials – 7.8%

Advanced Drainage Systems, Inc.	2,725	408,423

Allegion PLC	4,600	642,298

Assa Abloy AB ADR	67,942	1,058,536

Atlas Copco AB, Class A ADR	135,300	2,217,567

Automatic Data Processing, Inc.	21,368	6,180,480

Brambles, Ltd. ADR	24,400	588,040

Builders FirstSource, Inc. (a)	4,100	702,740

Carlisle Cos., Inc.	1,500	633,345

Carrier Global Corp.	29,300	2,130,696

Central Japan Railway Co. ADR	57,800	588,982

Cintas Corp.	11,872	2,443,376

Comfort Systems USA, Inc.	1,227	479,806

Copart, Inc. (a)	30,500	1,569,835

Deere & Co.	8,945	3,619,952

Deutsche Post AG ADR	31,800	1,275,498

Emerson Electric Co.	19,826	2,146,561

Expeditors International of Washington, Inc	4,900	583,100

FANUC Corp. ADR	65,700	873,153

Fastenal Co.	19,958	1,560,317

Graco, Inc.	5,900	480,555

Hubbell, Inc.	1,900	811,357

IDEX Corp.	2,600	558,064

Illinois Tool Works, Inc.	9,952	2,598,766

Ingersoll Rand, Inc.	14,069	1,350,624

JB Hunt Transport Services, Inc.	2,900	523,798

Kone OYJ ADR	24,500	669,830

Lennox International, Inc.	1,100	662,827

Masco Corp.	7,700	615,307

Mueller Water Products, Inc., Class A	8,100	174,879

Nidec Corp. ADR	134,712	669,519

Nordson Corp.	1,700	421,413

Old Dominion Freight Line, Inc.	6,900	1,389,108

Otis Worldwide Corp.	14,100	1,384,620

Owens Corning	2,933	518,525

PACCAR, Inc.	17,900	1,866,612

4

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Industrials (Continued)

Paychex, Inc.	16,931	$2,358,996

Pentair PLC	5,500	545,160

Quanta Services, Inc.	5,200	1,568,476

Recruit Holdings Co., Ltd. ADR	241,500	2,951,130

RELX PLC ADR	65,300	3,018,166

Rockwell Automation, Inc.	3,972	1,059,372

Schneider Electric SE ADR	97,600	5,044,944

Siemens AG ADR	54,936	5,332,638

SMC Corp. ADR	42,000	899,640

Snap-on, Inc.	1,800	594,234

Stanley Black & Decker, Inc.	5,254	488,307

Thomson Reuters Corp.	4,600	752,744

Trane Technologies PLC	7,807	2,889,839

United Parcel Service, Inc., Class B	25,293	3,390,780

United Rentals, Inc.	2,259	1,836,115

Veralto Corp.	12,538	1,281,258

Vertiv Holdings Co., Class A	13,000	1,420,770

Vestas Wind Systems A/S ADR (a)	105,800	658,076

Watsco, Inc.	1,200	567,612

Westinghouse Air Brake Technologies Corp	5,991	1,126,188

Wolters Kluwer NV ADR	8,400	1,404,228

WW Grainger, Inc.	1,570	1,741,491

Xylem, Inc.	8,500	1,035,130

		86,363,803

Information Technology – 36.2%

Accenture PLC, Class A	21,800	7,517,076

Adobe, Inc. (a)	15,524	7,421,714

Advanced Micro Devices, Inc. (a)	56,250	8,103,938

Analog Devices, Inc.	17,211	3,839,946

Apple, Inc.	362,796	81,959,244

Applied Materials, Inc.	28,802	5,229,867

Arista Networks, Inc. (a)	8,475	3,275,079

ASML Holding NV, Class G	13,600	9,146,680

Atlassian Corp., Class A (a)	5,400	1,018,116

Autodesk, Inc. (a)	7,607	2,158,867

Broadcom, Inc.	159,480	27,074,920

Cadence Design Systems, Inc. (a)	9,584	2,646,334

Check Point Software Technologies, Ltd. (a)	4,500	779,445

Cisco Systems, Inc.	128,791	7,053,883

Cloudflare, Inc., Class A (a)	9,700	850,787

Crowdstrike Holdings, Inc., Class A (a)	7,980	2,369,023

Datadog, Inc., Class A (a)	9,800	1,229,312

Enphase Energy, Inc. (a)	4,651	386,219

5

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Information Technology (Continued)

Fair Isaac Corp. (a)	1,200	$2,391,732

First Solar, Inc. (a)	3,700	719,576

Flex, Ltd. (a)	13,848	480,110

Hewlett Packard Enterprise Co.	46,600	908,234

Infineon Technologies AG ADR	42,800	1,354,620

Intel Corp.	137,579	2,960,700

International Business Machines Corp.	47,666	9,853,516

Intuit, Inc.	9,522	5,811,277

Marvell Technology, Inc.	30,275	2,425,330

Micron Technology, Inc.	38,700	3,856,455

Microsoft Corp.	184,861	75,118,267

MongoDB, Inc. (a)	2,400	648,960

NetApp, Inc.	7,008	808,092

NVIDIA Corp.	591,880	78,577,989

Okta, Inc. (a)	5,500	395,395

Palo Alto Networks, Inc. (a)	11,225	4,044,704

QUALCOMM, Inc.	39,000	6,348,030

Roper Technologies, Inc.	3,757	2,020,252

Salesforce, Inc.	32,534	9,479,432

ServiceNow, Inc. (a)	7,158	6,678,342

Shopify, Inc., Class A (a)	41,100	3,214,431

Super Micro Computer, Inc. (a)	18,000	523,980

Synopsys, Inc. (a)	5,343	2,744,218

Texas Instruments, Inc.	31,852	6,471,052

Tyler Technologies, Inc. (a)	2,200	1,332,298

Zoom Video Communications, Inc., Class A (a)	8,431	630,133

		401,857,575

Materials – 2.4%

Air Liquide SA ADR	100,641	3,601,941

Air Products and Chemicals, Inc.	7,759	2,409,402

Albemarle Corp.	4,300	407,339

Avery Dennison Corp.	2,800	579,684

Ball Corp.	10,100	598,425

Ecolab, Inc.	8,848	2,174,219

International Flavors & Fragrances, Inc	8,900	884,927

International Paper Co.	11,700	649,818

Linde PLC	16,630	7,585,775

Nucor Corp.	8,192	1,161,953

PPG Industries, Inc.	8,242	1,026,211

Sherwin-Williams Co. (The)	8,092	2,903,167

Smurfit WestRock PLC	18,185	936,528

Steel Dynamics, Inc.	5,200	678,6 00

6

Domini Impact Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Materials (Continued)

Vulcan Materials Co	4,544	$1,244,738

		26,842,727

Real Estate – 2.9%

Alexandria Real Estate Equities, Inc	6,100	680,455

American Tower Corp	24,309	5,190,944

CBRE Group, Inc., Class A (a)	10,422	1,364,969

CoStar Group, Inc. (a)	14,110	1,027,067

Crown Castle, Inc	15,122	1,625,464

Digital Realty Trust, Inc	11,592	2,066,042

Equinix, Inc	3,331	3,024,814

Equity LifeStyle Properties, Inc	5,700	399,684

Essex Property Trust, Inc	2,200	624,492

Extra Space Storage, Inc	7,300	1,192,090

Mid-America Apartment Communities, Inc	4,100	620,494

Prologis, Inc	32,222	3,639,153

Public Storage	5,477	1,802,262

SBA Communications Corp	3,707	850,645

Simon Property Group, Inc	10,700	1,809,584

UDR, Inc	11,269	475,439

Ventas, Inc	21,663	1,418,710

Welltower, Inc	21,400	2,886,432

Weyerhaeuser Co	26,300	819,508

WP Carey, Inc	7,100	395,612

		31,913,860

Utilities – 0.6%

Alliant Energy Corp	8,500	510,000

Consolidated Edison, Inc	12,061	1,226,363

Eversource Energy	12,158	800,604

Fortis, Inc	17,000	734,910

National Grid PLC ADR	33,219	2,112,396

SSE PLC ADR	38,200	867,064

		6,251,337

Total Investments – 99.9% (Cost $542,332,723)		1,108,597,201

Other Assets, less liabilities – 0.1%		1,030,036

Net Assets – 100.0%		$1,109,627,237

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

7

Domini International Opportunities Fund

Portfolio of Investments

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 99.4%

Common Stocks – 99.4%

Australia – 4.2%

ANZ Group Holdings, Ltd.	Banks	7,931	$161,638

ASX, Ltd.	Financial Services	507	21,592

Brambles, Ltd.	Commercial & Professional Services	5,499	66,208

CAR Group, Ltd.	Media & Entertainment	939	23,128

Cochlear, Ltd.	Health Care Equipment & Services	171	31,659

Coles Group, Ltd.	Consumer Staples Distribution & Retail	3,416	39,426

Commonwealth Bank of Australia	Banks	4,423	412,552

Dexus	Equity Real Estate Investment Trusts (REITs)	2,752	12,916

Fortescue, Ltd.	Materials	4,171	52,233

GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,002	15,497

IGO, Ltd.	Materials	1,944	6,659

Mirvac Group	Equity Real Estate Investment Trusts (REITs)	10,281	14,372

Pilbara Minerals, Ltd. (a)	Materials	7,626	14,125

Stockland	Equity Real Estate Investment Trusts (REITs)	5,667	19,164

Suncorp Group, Ltd.	Insurance	3,339	39,167

Transurban Group	Transportation	8,173	68,113

			998,449

Austria – 0.3%

Erste Group Bank AG	Banks	880	49,778

Mondi PLC	Materials	1,018	16,484

Verbund AG	Utilities	84	6,918

			73,180

Belgium – 0.4%
Ageas SA	Insurance	442	23,067
KBC Group NV	Banks	673	49,022
Lotus Bakeries NV	Food, Beverage & Tobacco	1	13,108
Umicore SA	Materials	518	6,237

			91,434

Brazil – 1.5%
Itau Unibanco Holding SA ADR	Banks	13,700	82,885

8

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Brazil (Continued)

MercadoLibre, Inc. (a)	Consumer Discretionary Distribution & Retail	133	$270,945

			353,830

Canada – 0.4%

Fortis, Inc.	Utilities	1,314	56,841

Hydro One, Ltd. (b)	Utilities	800	25,758

			82,599

China – 0.8%

BYD Co., Ltd., Class H	Automobiles & Components	5,273	190,453

			190,453

Denmark – 6.1%

Coloplast A/S, Class B	Health Care Equipment & Services	527	66,007

Demant A/S (a)	Health Care Equipment & Services	232	8,569

DSV A/S	Transportation	441	96,537

Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	166	37,177

H Lundbeck A/S	Pharmaceuticals, Biotechnology & Life Sciences	1,192	7,763

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	8,947	1,003,540

Novonesis (Novozymes) B, B Shares	Materials	1,068	67,115

Orsted A/S (a)(b)	Utilities	470	27,663

Pandora A/S	Consumer Durables & Apparel	211	31,902

Rockwool A/S, B Shares	Capital Goods	35	15,146

Tryg A/S	Insurance	793	18,716

Vestas Wind Systems A/S (a)	Capital Goods	2,596	49,473

			1,429,608

Finland – 0.9%

Elisa OYJ	Telecommunication Services	387	18,423

Kesko OYJ, B Shares	Consumer Staples Distribution & Retail	840	18,040

Kone OYJ, Class B	Capital Goods	923	50,614

Nordea Bank Abp	Banks	8,670	101,454

Orion OYJ, Class B	Pharmaceuticals, Biotechnology & Life Sciences	491	23,847

			212,378

9

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

France – 8.2%

Air Liquide SA	Materials	1,529	$274,152

Alstom SA (a)	Capital Goods	1,038	22,832

Amundi SA (b)	Financial Services	163	11,818

AXA SA	Insurance	5,649	212,105

BioMerieux	Health Care Equipment & Services	109	12,200

BNP Paribas SA	Banks	2,713	185,281

Capgemini SE	Software & Services	428	74,250

Carrefour SA	Consumer Staples Distribution & Retail	1,391	22,090

Cie Generale des Etablissements Michelin SCA	Automobiles & Components	1,806	61,035

Credit Agricole SA	Banks	3,168	48,559

Danone SA	Food, Beverage & Tobacco	1,711	122,231

Edenred SE	Financial Services	653	21,120

Eiffage SA	Capital Goods	238	22,151

Gecina SA	Equity Real Estate Investment Trusts (REITs)	174	18,595

Hermes International SCA	Consumer Durables & Apparel	84	190,911

Kering SA	Consumer Durables & Apparel	183	45,708

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	582	18,607

Legrand SA	Capital Goods	678	76,525

L’Oreal SA	Household & Personal Products	641	240,484

Nexans SA	Capital Goods	83	11,554

Orange SA	Telecommunication Services	5,399	59,312

Publicis Groupe SA	Media & Entertainment	603	64,089

Rexel SA	Capital Goods	783	21,573

Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	77	15,446

Societe Generale SA	Banks	1,972	56,639

Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	256	20,934

Worldline SA (a)(b)	Financial Services	603	4,274

			1,934,475

10

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Germany – 9.7%

adidas AG	Consumer Durables & Apparel	422	$101,065

Beiersdorf AG	Household & Personal Products	247	33,344

Carl Zeiss Meditec AG	Health Care Equipment & Services	95	5,980

Commerzbank AG	Banks	2,535	44,960

Continental AG	Automobiles & Components	283	17,662

Deutsche Boerse AG	Financial Services	504	117,068

Deutsche Post AG	Transportation	2,440	98,014

Hapag-Lloyd AG (b)	Transportation	63	11,048

Henkel AG & Co. KGaA	Household & Personal Products	774	60,366

Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,233	102,242

KION Group AG	Capital Goods	179	6,950

Knorr-Bremse AG	Capital Goods	173	14,271

LEG Immobilien SE	Real Estate Management & Development	185	17,477

Mercedes-Benz Group AG	Automobiles & Components	2,087	126,787

Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	343	56,707

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	354	181,029

Puma SE	Consumer Durables & Apparel	270	12,312

SAP SE	Software & Services	2,723	635,779

Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	74	19,170

Siemens AG	Capital Goods	2,096	407,776

Siemens Energy AG (a)	Capital Goods	1,410	57,913

Siemens Healthineers AG (b)	Health Care Equipment & Services	706	36,856

Symrise AG	Materials	349	41,995

Vonovia SE	Real Estate Management & Development	2,074	67,998

Zalando SE (a)(b)	Consumer Discretionary Distribution & Retail	613	18,557

			2,293,326

Hong Kong – 2.0%

AIA Group, Ltd.	Insurance	29,152	230,077

11

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Hong Kong (Continued)

Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,131	$125,367

Prudential PLC	Insurance	7,189	59,847

Techtronic Industries Co., Ltd.	Capital Goods	3,732	53,985

			469,276

Ireland – 0.3%

Kerry Group PLC, Class A	Food, Beverage & Tobacco	396	39,550

Kingspan Group PLC	Capital Goods	403	35,588

			75,138

Italy – 1.4%

Banco BPM SpA	Banks	3,803	25,652

Intesa Sanpaolo SpA	Banks	42,848	183,390

Moncler SpA	Consumer Durables & Apparel	609	33,834

Prysmian SpA	Capital Goods	770	54,342

Terna - Rete Elettrica Nazionale	Utilities	3,700	32,048

			329,266

Japan – 16.9%

Advantest Corp.	Semiconductors & Semiconductor Equipment	1,900	110,009

Aeon Co., Ltd.	Consumer Staples Distribution & Retail	1,977	48,443

Bridgestone Corp.	Automobiles & Components	1,500	53,453

Canon, Inc.	Technology Hardware & Equipment	2,500	81,313

Central Japan Railway Co.	Transportation	2,260	46,803

Chiba Bank, Ltd. (The)	Banks	1,700	12,406

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	1,088	18,884

Daifuku Co., Ltd.	Capital Goods	951	17,876

Dai-ichi Life Holdings, Inc.	Insurance	2,405	59,957

Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,553	46,324

FANUC Corp.	Capital Goods	2,535	67,257

Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	456	145,793

FUJIFILM Holdings Corp.	Technology Hardware & Equipment	3,117	74,148

Hankyu Hanshin Holdings, Inc.	Transportation	642	17,456

12

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Hoya Corp.	Health Care Equipment & Services	888	$118,809

Japan Airlines Co., Ltd.	Transportation	1,100	17,642

Kao Corp.	Household & Personal Products	1,182	52,097

KDDI Corp.	Telecommunication Services	3,900	121,600

Keio Corp.	Transportation	252	5,636

Keisei Electric Railway Co., Ltd.	Transportation	400	10,407

Keyence Corp.	Technology Hardware & Equipment	520	234,735

Kintetsu Group Holdings Co., Ltd.	Transportation	500	11,621

Kurita Water Industries, Ltd.	Capital Goods	298	11,176

Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	28,768

Lixil Corp.	Capital Goods	778	9,132

Makita Corp.	Capital Goods	643	20,995

Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,016	44,601

Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	6,853	58,472

MS&AD Insurance Group Holdings, Inc.	Insurance	3,605	79,740

Nexon Co., Ltd.	Media & Entertainment	1,100	19,065

Nidec Corp.	Capital Goods	2,628	52,352

Nintendo Co., Ltd.	Media & Entertainment	3,080	162,695

Nippon Express Holdings, Inc.	Transportation	200	9,860

Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	6	9,653

Nippon Telegraph & Telephone Corp.	Telecommunication Services	138,650	133,774

Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	543	14,621

Nitto Denko Corp.	Materials	1,810	29,781

Nomura Holdings, Inc.	Financial Services	7,205	36,947

NTT Data Group Corp.	Software & Services	1,528	24,173

Odakyu Electric Railway Co., Ltd.	Transportation	900	9,443

Omron Corp.	Technology Hardware & Equipment	532	21,004

Oriental Land Co., Ltd.	Consumer Services	2,760	66,701

Panasonic Holdings Corp.	Consumer Durables & Apparel	5,801	47,742

13

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Recruit Holdings Co., Ltd.	Commercial & Professional Services	3,650	$222,878

Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	4,243	56,849

Resona Holdings, Inc.	Banks	5,946	39,230

Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	940	10,363

Sekisui Chemical Co., Ltd.	Consumer Durables & Apparel	1,000	14,113

Sekisui House, Ltd.	Consumer Durables & Apparel	1,513	36,541

Shimadzu Corp.	Technology Hardware & Equipment	700	20,649

Shimano, Inc.	Consumer Durables & Apparel	220	32,320

Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	2,142	30,594

Shiseido Co., Ltd.	Household & Personal Products	1,098	23,700

SMC Corp.	Capital Goods	170	72,173

Sony Group Corp.	Consumer Durables & Apparel	15,065	265,107

Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	800	23,731

Sysmex Corp.	Health Care Equipment & Services	1,263	23,433

Terumo Corp.	Health Care Equipment & Services	3,764	71,687

Tobu Railway Co., Ltd.	Transportation	528	8,544

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,142	168,049

Tokyu Corp.	Transportation	1,498	18,468

TOTO, Ltd.	Capital Goods	599	16,712

Toyota Motor Corp.	Automobiles & Components	29,197	503,076

Unicharm Corp.	Household & Personal Products	1,002	32,309

Yaskawa Electric Corp.	Capital Goods	705	20,205

			3,974,095

14

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Luxembourg – 0.1%

Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	341	$16,819

			16,819

Netherlands – 6.1%

Aalberts NV	Capital Goods	254	9,166

Adyen NV (a)(b)	Financial Services	77	117,630

Akzo Nobel NV	Materials	449	28,652

Arcadis NV	Commercial & Professional Services	183	12,671

Argenx SE (a)	Pharmaceuticals, Biotechnology & Life Sciences	236	139,159

ASML Holding NV	Semiconductors & Semiconductor Equipment	1,035	696,691

Euronext NV (b)	Financial Services	244	26,922

ING Groep NV	Banks	8,503	144,299

Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,470	81,435

Koninklijke KPN NV	Telecommunication Services	10,084	39,411

NN Group NV	Insurance	724	35,543

Wolters Kluwer NV	Commercial & Professional Services	636	106,901

			1,438,480

New Zealand – 0.4%

Auckland International Airport, Ltd.	Transportation	3,451	15,057

Contact Energy, Ltd.	Utilities	2,134	10,956

Fisher & Paykel Healthcare Corp., Ltd.	Health Care Equipment & Services	2,308	49,463

Spark New Zealand, Ltd.	Telecommunication Services	4,975	8,632

			84,108

Norway – 0.4%

DNB Bank ASA	Banks	2,133	44,202

Gjensidige Forsikring ASA	Insurance	482	8,698

Orkla ASA	Food, Beverage & Tobacco	1,760	16,260

Storebrand ASA	Insurance	1,091	12,441

TOMRA Systems ASA	Capital Goods	576	8,281

			89,882

Singapore – 0.9%
CapitaLand Integrated Commercial Trust	Equity Real Estate Investment Trusts (REITs)	18,791	28,549

15

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Singapore (Continued)

DBS Group Holdings, Ltd.	Banks	5,102	$147,931

STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,690	45,955

			222,435

Spain – 3.7%

Aena SME SA (b)	Transportation	182	40,335

Amadeus IT Group SA	Consumer Services	1,153	83,585

Banco Bilbao Vizcaya Argentaria SA	Banks	15,174	151,052

Banco de Sabadell SA	Banks	13,593	26,511

Banco Santander SA	Banks	40,436	197,546

Bankinter SA	Banks	1,678	13,690

CaixaBank SA	Banks	9,089	55,386

Cellnex Telecom SA (a)(b)	Telecommunication Services	1,299	47,707

EDP Renovaveis SA	Utilities	781	10,517

Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,352	15,176

Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	2,930	167,053

Redeia Corp. SA	Utilities	1,134	20,997

Telefonica SA	Telecommunication Services	10,447	49,024

			878,579

Sweden – 3.1%

Alfa Laval AB	Capital Goods	754	33,379

Assa Abloy AB, Class B	Capital Goods	2,567	80,405

Atlas Copco AB, A Shares	Capital Goods	10,358	170,942

Autoliv, Inc	Automobiles & Components	223	20,712

Boliden AB	Materials	695	21,743

Castellum AB (a)	Real Estate Management & Development	1,186	14,852

Essity AB, Class B	Household & Personal Products	1,659	46,837

H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	1,675	24,970

Industrivarden AB, A Shares	Financial Services	735	25,351

Investment AB Latour, B Shares	Capital Goods	350	9,661

MIPS AB	Consumer Durables & Apparel	103	5,052

Nibe Industrier AB, B Shares	Capital Goods	4,200	20,364

Sandvik AB	Capital Goods	2,743	53,992

16

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Sweden (Continued)

Skandinaviska Enskilda Banken AB, Class A	Banks	3,982	$56,239

SKF AB, B Shares	Capital Goods	992	18,816

SSAB AB, Class A	Materials	2,083	10,022

Svenska Cellulosa AB SCA, Class B	Materials	1,590	21,050

Svenska Handelsbanken AB, A Shares	Banks	3,953	41,074

Swedbank AB, Class A	Banks	2,869	58,214

			733,675

Switzerland – 7.9%

ABB, Ltd.	Capital Goods	4,170	231,732

Adecco Group AG	Commercial & Professional Services	441	13,795

Barry Callebaut AG	Food, Beverage & Tobacco	9	15,785

Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	70,777

DSM-Firmenich AG	Materials	515	61,070

Geberit AG	Capital Goods	88	55,131

Givaudan SA	Materials	20	94,949

Helvetia Holding AG	Insurance	91	15,371

Kuehne + Nagel International AG	Transportation	146	36,447

Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	192	118,143

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	5,417	587,779

Sandoz Group AG	Pharmaceuticals, Biotechnology & Life Sciences	1,137	51,834

SIG Group AG	Materials	750	16,185

Sika AG	Materials	426	118,648

Sonova Holding AG	Health Care Equipment & Services	129	47,206

	Health Care

	Equipment &

Straumann Holding AG	Services	272	35,860

Swatch Group AG	Consumer Durables & Apparel	99	20,315

Swisscom AG	Telecommunication Services	67	40,822

Zurich Insurance Group AG	Insurance	388	228,767

			1,860,616

United Kingdom – 9.7%

3i Group PLC	Financial Services	2,524	103,504

Ashtead Group PLC	Capital Goods	1,152	86,178

Associated British Foods PLC	Food, Beverage & Tobacco	898	25,810

17

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

United Kingdom (Continued)

AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	3,970	$564,906

Aviva PLC	Insurance	7,056	41,350

BT Group PLC	Telecommunication Services	18,334	32,737

Bunzl PLC	Capital Goods	891	39,226

Burberry Group PLC	Consumer Durables & Apparel	933	9,484

Compass Group PLC	Consumer Services	4,513	146,566

Hiscox, Ltd.	Insurance	886	12,361

Informa PLC	Media & Entertainment	3,501	36,575

Intermediate Capital Group PLC	Financial Services	759	20,162

Intertek Group PLC	Commercial & Professional Services	425	25,513

Investec PLC	Financial Services	1,541	11,823

J Sainsbury PLC	Consumer Staples Distribution & Retail	5,572	19,183

Kingfisher PLC	Consumer Discretionary Distribution & Retail	7,254	27,433

Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	1,953	15,168

Legal & General Group PLC	Insurance	15,653	43,905

London Stock Exchange Group PLC	Financial Services	1,327	179,856

M&G PLC	Financial Services	5,843	14,638

National Grid PLC	Utilities	12,683	159,250

Phoenix Group Holdings PLC	Insurance	2,213	14,058

Sage Group PLC (The)	Software & Services	2,637	32,957

Schroders PLC	Financial Services	2,408	10,670

Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,557	36,041

Severn Trent PLC	Utilities	788	26,069

Spirax Group PLC	Capital Goods	193	16,110

SSE PLC	Utilities	2,896	65,807

Unilever PLC	Household & Personal Products	6,377	389,010

Vodafone Group PLC	Telecommunication Services	65,865	61,249

Whitbread PLC	Consumer Services	471	18,325

			2,285,924

United States – 14.0%

Alliant Energy Corp.	Utilities	645	38,700

18

Domini International Opportunities Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

United States (Continued)

Campbell Soup Co.	Food, Beverage & Tobacco	489	$22,812

Chubb, Ltd.	Insurance	1,000	282,440

Clorox Co. (The)	Household & Personal Products	366	58,029

Consolidated Edison, Inc	Utilities	900	91,512

Copart, Inc. (a)	Commercial & Professional Services	2,288	117,763

CRH PLC	Materials	1,772	168,930

CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,267	237,886

Eversource Energy	Utilities	900	59,265

Ferguson Enterprises, Inc.	Capital Goods	534	104,994

Ferrovial SE	Capital Goods	1,318	52,895

General Mills, Inc.	Food, Beverage & Tobacco	1,449	98,561

GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	10,485	189,344

Haleon PLC	Household & Personal Products	19,692	94,641

Linde PLC	Materials	1,252	571,100

McCormick & Co., Inc.	Food, Beverage & Tobacco	689	53,907

Qiagen NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	545	22,944

Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	4,522	477,884

Schneider Electric SE	Capital Goods	1,470	380,802

Signify NV(b)	Capital Goods	325	7,958

Smurfit WestRock PLC	Materials	1,380	71,333

Swiss Re AG	Insurance	768	98,064

			3,301,764

Total Investments – 99.4% (Cost $20,330,020)			23,419,789

Other Assets, less liabilities – 0.6%			129,830

Net Assets – 100.0%			$23,549,619

(a)	Non-income producing security.

(b)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $376,526 or 1.60% of the Fund’s net assets.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

19

Domini Sustainable Solutions Fund

Portfolio of Investments

October 31, 2024(Unaudited)

Security	Shares	Value

Long Term Investments – 97.0%

Common Stocks – 97.0%

Communication Services – 2.1%

New York Times Co. (The), Class A	13,845	$773,105

		773,105

Consumer Discretionary – 8.5%

BYD Co., Ltd., Class H	19,936	720,060

Levi Strauss & Co., Class A	44,241	756,079

MercadoLibre, Inc. (a)	432	880,062

Tesla, Inc. (a)	2,949	736,807

		3,093,008

Consumer Staples – 3.6%

elf Beauty, Inc. (a)	3,659	385,110

Haleon PLC	187,803	902,594

		1,287,704

Financials – 10.4%

Amalgamated Financial Corp.	14,865	492,998

Federal Agricultural Mortgage Corp., Class C	4,929	903,338

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,578	1,318,338

Resona Holdings, Inc.	159,262	1,050,773

		3,765,447

Health Care – 18.4%

DexCom, Inc. (a)	5,786	407,797

GSK PLC	49,329	890,812

Halozyme Therapeutics, Inc. (a)	14,703	743,531

Hologic, Inc. (a)	14,384	1,163,234

Inspire Medical Systems, Inc. (a)	2,390	466,146

Natera, Inc. (a)	3,813	461,220

Organon & Co.	31,243	586,744

Sarepta Therapeutics, Inc. (a)	1,498	188,748

United Therapeutics Corp. (a)	2,083	778,979

Vertex Pharmaceuticals, Inc. (a)	2,099	999,082

		6,686,293

Industrials – 31.3%

Acuity Brands, Inc.	2,200	661,518

Advanced Drainage Systems, Inc.	4,223	632,943

Arcadis NV	17,829	1,234,548

Comfort Systems USA, Inc.	2,168	847,775

Kurita Water Industries, Ltd.	23,221	870,897

Nexans SA	8,459	1,177,515

NEXTracker, Inc., Class A (a)	7,504	298,809

Nordex SE (a)	42,458	605,049

Schneider Electric SE	5,786	1,498,856

20

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Shares	Value

Industrials (Continued)

Veralto Corp.	11,952	$1,221,375

Wolters Kluwer NV	7,587	1,275,250

Xylem, Inc.	8,387	1,021,369

		11,345,904

Information Technology – 21.4%

Arista Networks, Inc. (a)	1,027	396,874

ASML Holding NV, Class G	549	369,230

Autodesk, Inc. (a)	3,371	956,690

Crowdstrike Holdings, Inc., Class A (a)	2,721	807,783

Enphase Energy, Inc. (a)	3,420	283,997

First Solar, Inc. (a)	3,476	676,012

Flex, Ltd. (a)	31,489	1,091,724

International Business Machines Corp.	3,308	683,830

NVIDIA Corp.	3,288	436,515

Palo Alto Networks, Inc. (a)	4,244	1,529,240

Shopify, Inc., Class A (a)	7,035	550,207

		7,782,102

Utilities – 1.3%

SSE PLC	21,340	484,917

		484,917

Total Investments – 97.0% (Cost $25,819,097)		35,218,480

Other Assets, less liabilities – 3.0%		1,072,988

Net Assets – 100.0%		$36,291,468

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

21

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	68.0%

Netherlands	7.9%

Germany	5.3%

Japan	5.3%

France	3.3%

Brazil	2.4%

China	2.0%

Canada	1.5%

United Kingdom	1.3%

Other Assets, less liabilities	3.0%

Total	100.0%

See Notes to Portfolio of Investments

22

Domini Impact International Equity Fund

Portfolio of Investments

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 98.5%

Common Stocks – 98.5%

Australia – 5.4%

ANZ Group Holdings, Ltd.	Banks	78,244	$1,594,652

BlueScope Steel, Ltd.	Materials	215,026	2,857,347

Fortescue, Ltd.	Materials	537,530	6,731,407

Goodman Group	Equity Real Estate Investment Trusts (REITs)	631,100	15,070,347

JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	59,700	3,203,636

Pro Medicus, Ltd.	Health Care Equipment & Services	114,402	14,491,906

			43,949,295

Belgium – 1.7%

Ageas SA	Insurance	65,900	3,439,212

Colruyt Group NV	Consumer Staples Distribution & Retail	15,025	701,133

UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	47,800	9,203,814

			13,344,159

Brazil – 0.4%

Banco do Brasil SA	Banks	359,438	1,637,116

Cia Paranaense de Energia - Copel, Class B	Utilities	767,400	1,302,253

Klabin SA	Materials	6,142	4,441

			2,943,810

China – 1.7%

AAC Technologies Holdings, Inc.	Technology Hardware & Equipment	649,600	2,623,737

China Life Insurance Co., Ltd., Class H	Insurance	295,000	626,117

Lenovo Group, Ltd.	Technology Hardware & Equipment	2,335,500	3,079,674

Ping An Insurance Group Co. of China, Ltd., Class H	Insurance	223,800	1,386,137

SITC International Holdings Co., Ltd.	Transportation	815,600	2,308,074

Zhongsheng Group Holdings, Ltd.	Consumer Discretionary Distribution & Retail	2,335,300	3,591,199

			13,614,938

Denmark – 4.8%

Ambu A/S, Class B (a)	Health Care Equipment & Services	48,200	894,420

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Denmark (Continued)

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	254,484	$28,544,195

Pandora A/S	Consumer Durables & Apparel	60,000	9,071,767

Vestas Wind Systems A/S (a)	Capital Goods	290	5,527

			38,515,909

Finland – 0.3%

Nokia OYJ	Technology Hardware & Equipment	512,420	2,424,782

			2,424,782

France – 8.5%

Accor SA	Consumer Services	160,600	7,285,969

Arkema SA	Materials	18,825	1,658,899

BNP Paribas SA	Banks	207,877	14,196,748

Carrefour SA	Consumer Staples Distribution & Retail	381	6,051

Credit Agricole SA	Banks	197,100	3,021,165

Eiffage SA	Capital Goods	40,645	3,782,978

Forvia SE	Automobiles & Components	399,200	3,808,298

Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	2,840,442

Kering SA	Consumer Durables & Apparel	18	4,496

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	205,900	6,582,951

Publicis Groupe SA	Media & Entertainment	85,400	9,076,596

Societe Generale SA	Banks	231,400	6,646,146

Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	115,415	9,437,747

			68,348,486

Germany – 6.7%

adidas AG	Consumer Durables & Apparel	59,533	14,257,629

Bayerische Motoren Werke AG	Automobiles & Components	59,073	4,657,078

Deutsche Telekom AG	Telecommunication Services	477	14,422

Evonik Industries AG	Materials	80,968	1,784,468

Mercedes-Benz Group AG	Automobiles & Components	19,205	1,166,716

Nemetschek SE	Software & Services	40,700	4,385,512

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Germany (Continued)
SAP SE	Software & Services	22,109	$5,162,117
Siemens Energy AG (a)	Capital Goods	226,478	9,302,151
Talanx AG	Insurance	36,500	2,812,989
TeamViewer SE (a)	Software & Services	192,000	2,766,008
Vonovia SE	Real Estate Management & Development	247,500	8,114,470

			54,423,560

Hong Kong – 1.1%
Cathay Pacific Airways, Ltd.	Transportation	3,942,400	4,100,518
Swire Pacific, Ltd., Class A	Capital Goods	589,600	4,938,296
Techtronic Industries Co., Ltd.	Capital Goods	14,100	203,963

			9,242,777

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	96,512	2,787,833

			2,787,833

India – 0.1%
Dr. Reddy’s Laboratories Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	39,200	592,837

			592,837

Ireland – 1.1%
AerCap Holdings NV	Capital Goods	92,756	8,677,324

			8,677,324

Israel – 0.4%
Wix.com, Ltd. (a)	Software & Services	20,324	3,396,547

			3,396,547

Italy – 3.6%
A2A SpA	Utilities	1,149,100	2,626,662
Banco BPM SpA	Banks	150,907	1,017,881
Hera SpA	Utilities	314,700	1,203,901
Intesa Sanpaolo SpA	Banks	1,938,859	8,298,333
Pirelli & C SpA	Automobiles & Components	41,517	226,975
UniCredit SpA	Banks	134,612	5,955,124
Unipol Gruppo SpA	Insurance	797,045	9,905,662

			29,234,538

Japan – 19.0%
Aisin Corp.	Automobiles & Components	112,400	1,168,664
Central Japan Railway Co.	Transportation	400	8,284

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	64,500	$826,168
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	13,885
Dowa Holdings Co., Ltd	Materials	18,600	631,938
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	5,082
FANUC Corp.	Capital Goods	7,000	185,719
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	53,400	17,073,125
Hoya Corp.	Health Care Equipment & Services	9,569	1,280,274
Kakaku.com, Inc.	Media & Entertainment	45,200	694,045
Kose Corp.	Household & Personal Products	100	5,496
Kuraray Co., Ltd.	Materials	34,000	460,750
Kyocera Corp.	Technology Hardware & Equipment	581,700	5,899,433
Lion Corp.	Household & Personal Products	32,600	360,028
Makita Corp.	Capital Goods	318,400	10,396,358
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	23,000	316,375
Mazda Motor Corp.	Automobiles & Components	685,800	4,848,258
Medipal Holdings Corp.	Health Care Equipment & Services	33,400	529,180
MISUMI Group, Inc.	Capital Goods	116,000	1,887,964
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	7,690
MS&AD Insurance Group Holdings, Inc.	Insurance	735,900	16,277,614
Nintendo Co., Ltd.	Media & Entertainment	131,800	6,962,066
Nippon Express Holdings, Inc.	Transportation	106,200	5,235,865
Nitto Denko Corp.	Materials	197,000	3,241,384
Nomura Holdings, Inc.	Financial Services	1,945,400	9,975,824
NSK, Ltd.	Capital Goods	870,200	3,967,859
Panasonic Holdings Corp.	Consumer Durables & Apparel	162,800	1,339,850
Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	2,804,821

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)
Recruit Holdings Co., Ltd.	Commercial & Professional Services	306,000	$18,685,132
Shimamura Co., Ltd.	Consumer Discretionary Distribution & Retail	64,700	3,330,495
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	675,000	9,640,851
Sony Group Corp.	Consumer Durables & Apparel	176,050	3,098,042
TDK Corp.	Technology Hardware & Equipment	503,600	5,919,966
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	19,200	2,825,337
TOPPAN Holdings, Inc.	Commercial & Professional Services	540	15,796
Trend Micro, Inc.	Software & Services	249,400	13,049,201
Yokogawa Electric Corp.	Technology Hardware & Equipment	31,400	696,194

			153,665,013

Mexico – 0.3%
Gruma SAB de CV, Class B	Food, Beverage & Tobacco	149,500	2,570,179
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	3,636

			2,573,815

Netherlands – 3.6%
ABN AMRO Bank NV	Banks	527,400	8,715,652
Arcadis NV	Commercial & Professional Services	66,600	4,611,637
ASML Holding NV	Semiconductors & Semiconductor Equipment	8,171	5,500,153
Euronext NV	Financial Services	3,796	418,830
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	88,864	2,929,819
NN Group NV	Insurance	134,220	6,589,162

			28,765,253

Norway – 0.0% (b)
Norsk Hydro ASA	Materials	931	5,779
Orkla ASA	Food, Beverage & Tobacco	1,040	9,608

			15,387

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Singapore – 3.2%
DBS Group Holdings, Ltd.	Banks	296,100	$8,585,358
Singapore Airlines, Ltd.	Transportation	783,300	3,821,023
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	107,980	2,936,203
United Overseas Bank, Ltd.	Banks	435,900	10,596,310

			25,938,894

South Africa – 0.7%
Clicks Group, Ltd.	Consumer Staples Distribution & Retail	183,000	3,906,422
Mr. Price Group Ltd.	Consumer Discretionary Distribution & Retail	47,600	694,333
Sanlam, Ltd.	Insurance	221,400	1,101,726

			5,702,481

South Korea – 1.7%
DB Insurance Co., Ltd.	Insurance	46,700	3,680,851
Delivery Hero SE (a)	Consumer Services	12,525	530,112
Hankook Tire & Technology Co., Ltd.	Automobiles & Components	11,800	300,529
LG Electronics, Inc.	Consumer Durables & Apparel	42,200	2,717,603
LG H&H Co., Ltd.	Household & Personal Products	4,092	979,614
LG Uplus Corp.	Telecommunication Services	154,300	1,118,326
Woori Financial Group, Inc.	Banks	360,100	4,008,998

			13,336,033

Spain – 4.3%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,295,824	12,899,503
Banco Santander SA	Banks	3,523,768	17,214,982
CaixaBank SA	Banks	246,547	1,502,398
Corp. ACCIONA Energias Renovables SA	Utilities	210	4,347
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	35,200	2,006,916
Mapfre SA	Insurance	408,200	1,166,885

			34,795,031

Sweden – 2.0%
Alfa Laval AB	Capital Goods	8,700	385,147
Atlas Copco AB, B Shares	Capital Goods	277,975	4,041,673
Essity AB, Class B	Household & Personal Products	184,356	5,204,751

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

Sweden (Continued)
H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	$7,215
Trelleborg AB, B Shares	Capital Goods	195,720	6,510,651

			16,149,437

Switzerland – 9.2%
ABB, Ltd.	Capital Goods	296,813	16,494,225
Accelleron Industries AG	Capital Goods	39,600	2,123,248
Givaudan SA	Materials	2,401	11,398,623
Logitech International SA	Technology Hardware & Equipment	72,976	5,975,402
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	4,300	2,645,911
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	281,753	30,571,961
VAT Group AG	Capital Goods	12,075	5,027,956

			74,237,326

Taiwan – 1.5%
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	6,500	824,246
Evergreen Marine Corp. Taiwan, Ltd.	Transportation	391,700	2,481,854
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	106,700	4,153,635
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	138,000	4,327,609

			11,787,344

Thailand – 0.2%
Bumrungrad Hospital PCL	Health Care Equipment & Services	137,700	1,111,325
Kasikornbank PCL	Banks	127,800	556,723

			1,668,048

Turkey – 0.1%
Turkiye Garanti Bankasi AS	Banks	299,100	933,133

			933,133

United Kingdom – 10.7%
3i Group PLC	Financial Services	398,991	16,361,712
Associated British Foods PLC	Food, Beverage & Tobacco	274,600	7,892,475
Auto Trader Group PLC	Media & Entertainment	386,125	4,169,181
Burberry Group PLC	Consumer Durables & Apparel	312	3,171

Domini Impact International Equity Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Country/Security	Industry	Shares	Value

United Kingdom (Continued)
InterContinental Hotels Group PLC	Consumer Services	158,820	$17,517,458
Intermediate Capital Group PLC	Financial Services	141,225	3,751,559
Investec PLC	Financial Services	261,000	2,029,375
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,911,360	10,023,215
Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,478
Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	2,265,868	10,993,753
Sage Group PLC (The)	Software & Services	451,200	5,638,995
Smiths Group PLC	Capital Goods	108,885	2,148,610
Unilever PLC	Household & Personal Products	237	14,457
Vodafone Group PLC	Telecommunication Services	5,976,871	5,557,987

			86,108,426

United States – 5.9%
Alcon AG	Health Care Equipment & Services	74,000	6,797,105
CRH PLC	Materials	141,513	13,490,835
CyberArk Software, Ltd. (a)	Software & Services	18,657	5,159,034
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	843,727	15,236,508
Monday.com, Ltd. (a)	Software & Services	13,447	3,951,670
Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	24,900	2,631,426
Smurfit WestRock PLC	Materials	119	6,151

			47,272,729

Total Investments – 98.5% (Cost $663,969,579)			794,445,145

Other Assets, less liabilities – 1.5%			12,501,605

Net Assets – 100.0%			$806,946,750

(a)	Non-income producing security.

(b)	Amount is less than 0.05%.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2024(Unaudited)

1.ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

On July 26, 2024, the Class A shares of the Domini Impact Equity Fund and Domini Impact International Fund converted into each Fund’s respective Investor shares with the same relative aggregate net asset value as the original shares held immediately prior to such conversion. Prior to this conversion, the Class A shares were sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini International Opportunities Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2024(Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$89,590,668	$ -	$ -	$89,590,668
Consumer Discretionary	115,188,781	-	-	115,188,781
Consumer Staples	66,647,864	-	-	66,647,864
Financials	150,251,829	-	-	150,251,829
Health Care	133,688,757	-	-	133,688,757
Industrials	86,363,803	-	-	86,363,803
Information Technology	401,857,575	-	-	401,857,575
Materials	26,842,727	-	-	26,842,727
Real Estate	31,913,860	-	-	31,913,860
Utilities	6,251,337	-	-	6,251,337

Total	$1,108,597,201	$ -	$ -	$1,108,597,201

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Australia	$-	$998,449	$ -	$998,449
Austria	-	73,180	-	73,180
Belgium	-	91,434	-	91,434
Brazil	353,830	-	-	353,830
Canada	82,599	-	-	82,599
China	-	190,453	-	190,453
Denmark	7,763	1,421,845	-	1,429,608
Finland	42,270	170,108	-	212,378
France	-	1,934,475	-	1,934,475
Germany	60,366	2,232,960	-	2,293,326
Hong Kong	-	469,276	-	469,276
Ireland	-	75,138	-	75,138
Italy	-	329,266	-	329,266
Japan	-	3,974,095	-	3,974,095
Luxembourg	-	16,819	-	16,819
Netherlands	120,846	1,317,634	-	1,438,480
New Zealand	26,013	58,095	-	84,108
Norway	8,698	81,184	-	89,882

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2024(Unaudited)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Singapore	-	222,435	-	222,435
Spain	-	878,579	-	878,579
Sweden	67,549	666,126	-	733,675
Switzerland	-	1,860,616	-	1,860,616
United Kingdom	24,184	2,261,740	-	2,285,924
United States	1,417,033	1,884,731	-	3,301,764

Total	$2,211,151	$21,208,638	$ -	$23,419,789

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$773,105	$-	$ -	$773,105
Consumer Discretionary	2,372,948	720,060	-	3,093,008
Consumer Staples	385,110	902,594	-	1,287,704
Financials	1,396,336	2,369,111	-	3,765,447
Health Care	5,795,481	890,812	-	6,686,293
Industrials	4,683,789	6,662,115	-	11,345,904
Information Technology	7,782,102	-	-	7,782,102
Utilities	-	484,917	-	484,917

Total	$23,188,871	$12,029,609	$ -	$35,218,480

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (continued)

October 31, 2024(Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Australia	$-	$43,949,295	$-	$43,949,295

Belgium	701,133	12,643,026	-	13,344,159

Brazil	2,943,810	-	-	2,943,810

China	2,308,074	11,306,864	-	13,614,938

Denmark	-	38,515,909	-	38,515,909

Finland	-	2,424,782	-	2,424,782

France	-	68,348,486	-	68,348,486

Germany	-	54,423,560	-	54,423,560

Hong Kong	-	9,242,777	-	9,242,777

Hungary	2,787,833	-	-	2,787,833

India	-	592,837	-	592,837

Ireland	8,677,324	-	-	8,677,324

Israel	3,396,547	-	-	3,396,547

Italy	-	29,234,538	-	29,234,538

Japan	360,028	153,304,985	-	153,665,013

MexiCo.	2,573,815	-	-	2,573,815

Netherlands	2,929,819	25,835,434	-	28,765,253

Norway	-	15,387	-	15,387

Singapore	-	25,938,894	-	25,938,894

South Africa	5,008,148	694,333	-	5,702,481

South Korea	-	13,336,033	-	13,336,033

Spain	-	34,795,031	-	34,795,031

Sweden	5,204,751	10,944,686	-	16,149,437

Switzerland	-	74,237,326	-	74,237,326

Taiwan	-	11,787,344	-	11,787,344

Thailand	-	1,668,048	-	1,668,048

Turkey	933,133	-	-	933,133

United Kingdom	2,029,375	84,079,051	-	86,108,426

United States	9,110,704	38,162,025	-	47,272,729

Total	$48,964,494	$745,480,651	$ -	$794,445,145

Domini Impact Bond Fund

Portfolio of Investments

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Long Term Investments – 109.8%

Mortgage Backed Securities – 44.0%

Agency Collateralized Mortgage Obligations – 7.8%

CHNGE Mortgage Trust

Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	516,845	$490,810

Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	388,758	387,343

Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	365,099	364,856

Federal Home Loan Mortgage Corp.

Series 3768, Class CB, 3.500%, 12/15/25	14,872	14,738

Series 3800, Class CB, 3.500%, 2/15/26	24,375	24,162

Series 3806, Class L, 3.500%, 2/15/26	106,786	105,733

Series 3877, Class LM, 3.500%, 6/15/26	58,471	57,967

Series 4961, Class JB, 2.500%, 12/15/42	153,693	138,743

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	114,863	113,337

Series 2017-105, Class ZE, 3.000%, 1/25/48	984,390	758,444

Series 2020-1, Class AC, 3.500%, 8/25/58	193,445	179,939

Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	780,387

Federal National Mortgage Association Connecticut Avenue Securities

Series 2016-C07, Class 2M2, 9.321%, (1 Month USD SOFR + 4.464%), 5/25/29 (b)	57,809	60,157

Series 2017-C01, Class 1M2, 8.521%, (1 Month USD SOFR + 3.664%), 7/25/29 (b)	34,479	35,532

Freddie Mac Multiclass Certificates

Series 2021-ML12, Class X, 1.226%, 7/25/41 (a)(b)(d)	1,168,596	109,030

Series 2021-P011, Class X1, 1.770%, 9/25/45 (b)(d)	2,101,427	237,554

Freddie Mac Multifamily Structured Pass Through Certificates

Series K103, Class X1, 0.638%, 11/25/29 (b)(d)	8,854,105	235,544

Series K111, Class X1, 1.569%, 5/25/30 (b)(d)	1,438,706	100,461

Series K112, Class X1, 1.432%, 5/25/30 (b)(d)	1,491,067	96,020

Series K113, Class X1, 1.379%, 6/25/30 (b)(d)	2,524,959	155,250

Series K114, Class X1, 1.114%, 6/25/30 (b)(d)	2,335,271	119,161

Series K119, Class X1, 0.926%, 9/25/30 (b)(d)	4,921,593	212,162

Series K121, Class X1, 1.019%, 10/25/30 (b)(d)	650,925	30,712

Series K122, Class X1, 0.875%, 11/25/30 (b)(d)	359,971	15,120

Series K124, Class X1, 0.717%, 12/25/30 (b)(d)	1,459,202	52,060

Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,225,903

Series K162, Class A2, 5.150%, 12/25/33	1,500,000	1,547,288

Series K740, Class X1, 0.737%, 9/25/27 (b)(d)	1,268,748	22,221

Series KG03, Class X1, 1.372%, 6/25/30 (b)(d)	3,164,247	189,393

Series KG04, Class X1, 0.848%, 11/25/30 (b)(d)	2,406,357	95,174

Series KG05, Class X1, 0.312%, 1/25/31 (b)(d)	2,463,756	39,127

Series KG06, Class X1, 0.532%, 10/25/31 (b)(d)	2,294,813	66,888

Series KSG1, Class X1, 1.144%, 9/25/30 (b)(d)	4,008,648	206,256

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Agency Collateralized Mortgage Obligations (Continued)

Series Q014, Class X, 2.780%, 10/25/55 (b)(d)	2,013,147	$307,586

FREMF Mortgage Trust

Series 2017-K65, Class B, 4.080%, 7/25/50 (a)(b)	155,000	150,909

Series 2017-K66, Class B, 4.039%, 7/25/27 (a)(b)	136,000	132,115

Series 2017-K67, Class B, 3.945%, 9/25/49 (a)(b)	85,000	82,082

Series 2017-K67, Class C, 3.945%, 9/25/49 (a)(b)	100,000	96,077

Series 2017-K68, Class B, 3.841%, 10/25/49 (a)(b)	90,000	86,687

Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	38,018

Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	212,672

Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	62,194

Series 2017-K729, Class B, 3.730%, 11/25/49 (a)(b)	250,000	249,039

Series 2017-K729, Class C, 3.730%, 11/25/49 (a)(b)	90,000	89,633

Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	57,379

Series 2018-K77, Class B, 4.160%, 5/25/51 (a)(b)	1,070,000	1,031,183

Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	524,436

Series 2018-KW07, Class B, 4.084%, 10/25/31 (a)(b)	461,000	400,906

Series 2019-K100, Class C, 3.494%, 11/25/52 (a)(b)	700,000	634,037

Series 2019-K103, Class B, 3.456%, 12/25/51 (a)(b)	525,000	480,355

Series 2019-K95, Class B, 3.923%, 8/25/52 (a)(b)	500,000	471,238

Series 2019-K95, Class C, 3.923%, 8/25/52 (a)(b)	307,000	285,284

Series 2019-K97 , Class C, 3.767%, 9/25/51 (a)(b)	204,000	188,006

Series 2019-K99, Class B, 3.645%, 10/25/52 (a)(b)	565,000	524,446

Series 2020-K104, Class B, 3.534%, 2/25/52 (a)(b)	520,000	476,486

GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	260,553	242,798

Government National Mortgage Association

Series 2019-132, Class NZ, 3.500%, 10/20/49	384,115	258,397

Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,081,354

Series 2022-136, Class KZ, 4.000%, 8/20/52	630,888	442,686

		18,873,475

Commercial Mortgage-Backed Securities – 6.2%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	758,628

280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 7.238%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	212,287

Bank

Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	93,319	91,231

Series 2019-BN18, Class XA, 0.882%, 5/15/62 (b)(d)	2,096,959	68,135

Series 2019-BN24, Class XA, 0.633%, 11/15/62 (b)(d)	5,448,626	154,002

Series 2020-BN28, Class XA, 1.759%, 3/15/63 (b)(d)	1,871,529	151,607

Benchmark Mortgage Trust

Series 2019-B10, Class XA, 1.221%, 3/15/62 (b)(d)	1,932,087	86,215

Series 2020-B18, Class XA, 1.783%, 7/15/53 (b)(d)	484,776	26,540

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Commercial Mortgage-Backed Securities (Continued)

Series 2020-B22, Class XA, 1.506%, 1/15/54 (b)(d)	878,297	$62,805

BWAY Mortgage Trust

Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	10,856	10,786

Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	978,166

BX Trust

Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	887,787

Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	357,891

Series 2024-VLT5, Class A, 5.410%, 11/13/46 (a)(b)	1,000,000	1,016,269

COMM Mortgage Trust

Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	289,961

Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	675,368

Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	425,988

Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	80,967

Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	77,677

Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	531,564

DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.700%, 9/15/53 (b)	630,306	29,896

Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	777,866

Hudson Yards Mortgage Trust

Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	873,941

Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	641,441

JP Morgan Chase Commercial Mortgage Securities Corp.

Series 2021-NYAH, Class G, 7.808%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	532,149

Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,601,647

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A4, 3.526%, 12/15/47	85,078	84,891

SLG Office Trust

Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	370,330

Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	689,569

STWD Mortgage Trust, Series 2021-LIH, Class E, 7.821%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	933,570

SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,289,275

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	335,325

		15,103,774

Federal Home Loan Mortgage Corporation – 8.1%

Federal Home Loan Mortgage Corp. 2.500%, 8/1/27	8,534	8,323

2.500%, 11/1/27	21,918	21,376

3.000%, 1/1/27	26,018	25,599

3.000%, 7/1/42	18,407	16,448

3.000%, 5/1/45	154,902	137,792

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Federal Home Loan Mortgage Corporation (Continued)

3.500%, 12/1/32	70,600	$68,600

3.500%, 6/1/48	317,002	287,946

4.000%, 2/1/37	33,830	32,497

4.000%, 8/1/39	18,177	17,346

4.000%, 10/1/39	35,711	34,080

4.000%, 10/1/39	32,307	30,831

4.000%, 11/1/39	15,316	14,616

4.000%, 10/1/40	50,417	48,113

4.000%, 11/1/40	45,595	43,511

4.000%, 11/1/40	8,179	7,805

4.000%, 11/1/40	6,039	5,765

4.000%, 12/1/40	21,797	20,801

4.000%, 6/1/41	4,485	4,356

4.500%, 4/1/35	43,070	42,055

4.500%, 9/1/35	54,524	53,219

4.500%, 7/1/36	42,718	41,695

4.500%, 6/1/39	79,854	78,234

4.500%, 9/1/40	11,676	11,439

4.500%, 2/1/41	24,325	23,831

4.500%, 11/1/52	1,268,067	1,206,179

5.000%, 8/1/33	7,893	7,905

5.000%, 10/1/33	3,097	3,120

5.000%, 4/1/35	8,500	8,497

5.000%, 7/1/35	59,709	59,682

5.000%, 7/1/35	9,755	9,752

5.000%, 1/1/37	37,052	37,056

5.000%, 7/1/40	26,901	27,020

5.000%, 4/1/41	22,552	22,651

5.500%, 12/1/36	37,563	38,201

5.500%, 8/1/40	53,180	53,702

5.500%, 5/1/53	2,345,174	2,325,566

5.500%, 6/1/53	2,216,551	2,205,268

5.500%, 9/1/53	2,352,666	2,332,463

5.500%, 8/1/54	1,286,023	1,278,350

6.000%, 8/1/36	6,276	6,527

6.000%, 7/1/39	32,433	33,614

6.000%, 8/1/53	3,282,108	3,309,701

6.000%, 12/1/53	2,475,841	2,507,124

6.000%, 4/1/54	3,235,030	3,257,393

7.258%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	22,065	22,581

		19,828,630

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association – 17.2%

Federal National Mortgage Association

2.000%, 10/1/27	29,694	$28,737

2.000%, 1/1/28	32,279	31,133

2.000%, 2/1/52	4,338,847	3,505,540

2.000%, 3/1/52	4,040,733	3,273,711

2.500%, 11/1/31	35,369	33,283

2.500%, 12/1/31	9,814	9,286

2.500%, 12/1/43	65,908	56,567

2.500%, 4/1/45	101,061	86,270

2.500%, 12/1/51	4,822,599	4,028,481

2.500%, 12/1/51	2,638,539	2,208,188

3.000%, 8/1/46	23,263	20,377

3.000%, 10/1/46	443,514	389,952

3.000%, 11/1/46	564,036	492,004

3.000%, 12/1/46	210,635	183,721

3.000%, 1/1/52	2,556,067	2,207,774

3.000%, 6/1/52	4,394,690	3,848,969

3.500%, 12/1/31	3,416	3,313

3.500%, 1/1/32	56,005	54,206

3.500%, 1/1/32	34,508	33,408

3.500%, 10/1/32	45,931	44,351

3.500%, 8/1/43	423,050	387,282

3.500%, 6/1/46	309,950	281,954

3.500%, 1/1/48	174,238	158,063

4.000%, 11/1/30	5,940	5,844

4.000%, 10/1/33	43,674	42,475

4.000%, 12/1/36	12,050	11,545

4.000%, 8/1/39	17,187	16,382

4.000%, 10/1/39	12,129	11,561

4.000%, 12/1/39	15,926	15,179

4.000%, 1/1/40	148,178	141,229

4.000%, 3/1/40	16,503	15,729

4.000%, 8/1/40	34,902	33,265

4.000%, 8/1/40	6,170	5,881

4.000%, 10/1/40	86,814	82,742

4.000%, 10/1/40	11,130	10,608

4.000%, 11/1/40	11,373	10,843

4.000%, 11/1/40	8,380	7,987

4.000%, 12/1/40	29,178	27,809

4.000%, 2/1/41	28,102	26,784

4.000%, 10/1/49	1,939,578	1,817,987

4.500%, 8/1/35	12,081	11,778

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Federal National Mortgage Association (Continued)

4.500%, 8/1/36	7,025	$6,848

4.500%, 8/1/38	28,550	27,847

4.500%, 3/1/39	40,610	39,736

4.500%, 9/1/39	15,109	14,783

4.500%, 2/1/40	20,944	20,493

4.500%, 8/1/40	42,188	41,279

4.500%, 1/1/41	13,591	13,298

4.500%, 9/1/41	27,148	26,536

5.000%, 10/1/39	1,607	1,612

5.500%, 8/1/37	24,595	24,910

6.000%, 12/1/35	12,393	12,664

6.000%, 3/1/36	86,354	89,458

6.000%, 6/1/36	28,638	29,746

6.000%, 8/1/37	7,352	7,546

6.000%, 3/1/38	16,016	16,635

6.330%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	6,229	6,276

TBA 15 Yr, 2.000%, 11/1/39 (e)	1,100,000	979,917

TBA 30 Yr, 2.000%, 11/1/54 (e)	3,200,000	2,536,946

TBA 30 Yr, 2.500%, 11/1/54 (e)	1,125,000	930,847

TBA 30 Yr, 3.500%, 11/1/54 (e)	1,700,000	1,519,975

TBA 30 Yr, 4.000%, 11/1/54 (e)	3,400,000	3,141,558

TBA 30 Yr, 5.500%, 11/1/54 (e)	3,895,000	3,858,602

TBA 30 Yr, 6.000%, 11/1/54 (e)	4,770,000	4,801,153

		41,810,863

Government National Mortgage Association – 4.7%

Government National Mortgage Association

5.500%, 6/20/53	1,055,661	1,051,945

TBA 30 Yr, 2.000%, 11/20/54 (e)	2,900,000	2,365,263

TBA 30 Yr, 2.500%, 11/20/54 (e)	2,200,000	1,863,979

TBA 30 Yr, 3.500%, 11/20/54 (e)	3,400,000	3,072,888

TBA 30 Yr, 4.000%, 11/20/54 (e)	1,600,000	1,489,625

TBA 30 Yr, 4.500%, 11/20/54 (e)	1,600,000	1,527,334

		11,371,034

Total Mortgage Backed Securities (Cost $113,870,557)		106,987,776

Corporate Bonds and Notes – 27.5%

Communications – 1.9%

Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	836,662

Axian Telecom, 7.375%, 2/16/27 (a)	445,000	448,405

Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,253,007

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Communications (Continued)

Cox Communications, Inc., 3.850%, 2/1/25 (a)	10,000	$9,965

Millicom International Cellular SA

4.500%, 4/27/31 (a)	475,000	428,892

7.375%, 4/2/32 (a)	400,000	408,888

Paramount Global

2.900%, 1/15/27	400,000	380,263

4.950%, 1/15/31	985,000	915,404

Vodafone Group PLC, 6.150%, 2/27/37	66,000	70,379

		4,751,865

Consumer, Cyclical – 0.7%

Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	589,090

YMCA of Greater New York

2.303%, 8/1/26	765,000	721,618

Series 2020, 3.230%, 8/1/32	375,000	310,661

		1,621,369

Consumer, Non-cyclical – 7.3%

Advocate Health & Hospitals Corp.

Series 2020, 2.211%, 6/15/30	325,000	283,521

3.829%, 8/15/28	1,115,000	1,086,991

Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,258,621

Block, Inc., 6.500%, 5/15/32 (a)	700,000	713,311

Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	151,443

Boston Medical Center Corp., 4.519%, 7/1/26	705,000	696,616

Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	731,501

Cornell University, 4.835%, 6/15/34	1,200,000	1,200,706

Duke University, 2.682%, 10/1/44	1,070,000	780,311

ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	499,750

Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	523,987

Howard University

Series 2020, 1.991%, 10/1/25 (AGM)	120,000	116,167

Series 2020, 2.657%, 10/1/26 (AGM)	100,000	94,944

Series 2020, 3.476%, 10/1/41 (AGM)	865,000	647,394

Series 22A, 5.209%, 10/1/52	470,000	426,803

John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,148,871

Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	1,042,285

PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	960,277

President and Fellows of Harvard College, 4.609%, 2/15/35	635,000	628,382

Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	613,000	617,668

Royalty Pharma PLC

2.150%, 9/2/31	350,000	290,160

3.300%, 9/2/40	1,250,000	925,819

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Consumer, Non-cyclical (Continued)

Stanford Health Care, 3.310%, 8/15/30	595,000	$553,785

Thomas Jefferson University, 3.847%, 11/1/57	500,000	378,050

Trustees of Columbia University in the City of New York/(The), 4.355%, 10/1/35	995,000	961,381

William Marsh Rice University, 3.774%, 5/15/55	1,145,000	940,323

		17,659,067

Energy – 1.0%

Greenko Dutch BV

3.850%, 3/29/26 (a)	814,450	785,130

3.850%, 3/29/26 (f)	420,650	405,506

Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (f)	1,380,000	1,369,950

		2,560,586

Financial – 13.0%

Air Lease Corp., 3.625%, 12/1/27	500,000	484,665

American International Group, Inc., 3.900%, 4/1/26	190,000	187,154

AXA SA, 8.600%, 12/15/30	400,000	483,726

Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	568,245

Bank of Ireland Group PLC

5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,262,938

6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,210,879

6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	469,216

BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	558,174

BNP Paribas SA, 4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,124,353

Boston Properties LP, 3.650%, 2/1/26	430,000	422,093

BPCE SA, 4.875%, 4/1/26 (a)	500,000	497,000

Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	460,730

Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,534,638

Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	214,121

Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	1,200,000	1,188,396

Citigroup, Inc.

2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	428,027

4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	726,305

Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	984,765

Discover Financial Services, 3.750%, 3/4/25	325,000	323,388

HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34 (a)	600,000	597,572

ING Groep NV, 4.625%, 1/6/26 (a)	750,000	748,784

Intercontinental Exchange, Inc., 3.625%, 9/1/28 (a)	200,000	192,393

JPMorgan Chase & Co., 6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,118,222

Kreditanstalt fuer Wiederaufbau

0.000%, 6/29/37	6,000,000	3,402,465

4.375%, 2/28/34	6,000,000	6,024,899

mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	618,119

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Financial (Continued)

Morgan Stanley

Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	$848,538

Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	572,803

NHP Foundation, 5.850%, 12/1/28	800,000	822,512

Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	160,000

Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	595,199

Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,436,702

USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	771,362

Ventas Realty LP, 3.500%, 2/1/25	500,000	497,968

		31,536,351

Government – 1.0%

European Investment Bank, 0.750%, 9/23/30	3,000,000	2,466,078

		2,466,078

Industrial – 0.1%

Nature Conservancy (The), 1.154%, 7/1/27	430,000	388,456

		388,456

Technology – 1.6%

Apple, Inc.

2.650%, 5/11/50	300,000	195,000

4.100%, 8/8/62	1,435,000	1,189,202

Broadcom, Inc.

3.187%, 11/15/36 (a)	852,000	692,581

4.150%, 11/15/30	1,200,000	1,152,005

Microsoft Corp., 3.041%, 3/17/62	1,000,000	668,257

		3,897,045

Utilities – 0.9%

Aegea Finance Sarl

6.750%, 5/20/29 (a)	200,000	198,689

9.000%, 1/20/31 (a)	960,000	1,024,181

Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	500,485

Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	371,491

		2,094,846

Total Corporate Bonds and Notes (Cost $71,762,353)		66,975,663

U.S. Government Agency Obligations – 23.2%

Farm Credit Bank of Texas , 7.750%, 5-Yr. CMT + 3.291%, 6/15/29 (a)(b)	1,150,000	1,206,856

Federal Farm Credit Banks Funding Corp.

2.625%, 10/15/49	3,250,000	2,160,028

2.780%, 11/2/37	1,800,000	1,478,725

3.430%, 4/6/45	1,000,000	799,517

3.660%, 3/7/44	974,000	813,998

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

U.S. Government Agency Obligations (Continued)

4.500%, 3/2/26	5,000,000	$5,018,239

Federal Home Loan Bank Discount Notes

0.000%, 11/1/24	5,000,000	4,999,377

0.000%, 12/2/24	2,500,000	2,490,111

0.000%, 12/27/24	2,500,000	2,482,385

0.000%, 2/3/25	2,500,000	2,471,269

Federal Home Loan Banks

0.900%, 2/26/27	3,000,000	2,777,603

2.375%, 3/14/25	2,710,000	2,690,259

3.250%, 11/16/28	5,000,000	4,845,452

3.315%, 11/13/35	3,000,000	2,683,399

4.125%, 3/13/26	3,500,000	3,492,209

Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,578,325

Federal National Mortgage Association

0.750%, 10/8/27	5,000,000	4,538,692

0.875%, 8/5/30	8,000,000	6,628,891

5.625%, 7/15/37	2,000,000	2,198,412

Total U.S. Government Agency Obligations (Cost $60,742,139)		56,353,747

Municipal Bonds – 4.6%

City of New York, NY Series D-1, 5.114%, 10/1/54	320,000	317,311

Colorado Health Facilities Authority, 4.480%, 12/1/40	940,000	787,615

Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	732,618	718,278

Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (AGM)	435,000	424,083

County of Riverside, CA

2.963%, 2/15/27	670,000	647,085

3.070%, 2/15/28	670,000	639,755

District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	265,000	264,491

Iowa Student Loan Liquidity Corp. Series A, 5.343%, 12/1/34	165,000	162,119

Lancaster County Hospital Authority, PA, (Brethren Village), 5.000%, 7/1/25	135,000	135,070

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	202,019

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	100,820

Massachusetts Educational Financing Authority

Series A, 2.305%, 7/1/29	1,000,000	897,754

Series A, 5.455%, 7/1/33	600,000	596,745

Series A, 6.069%, 7/1/33	175,000	179,740

Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University) Series B, 3.235%, 7/1/52	800,000	549,906

New York Transportation Development Corp., 4.248%, 9/1/35	380,000	366,519

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Municipal Bonds (Continued)

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	$481,209

Oklahoma Development Finance Authority, (OU Medicine)

4.650%, 8/15/30 (AGM)	130,000	124,173

5.450%, 8/15/28	770,000	743,341

San Francisco City & County Public Utilities Commission Wastewater Revenue Series A, 4.655%, 10/1/27	1,125,000	1,132,437

State Board of Administration Finance Corp. Series A, 1.258%, 7/1/25	375,000	365,961

University of Virginia Series C, 4.179%, 9/1/17	1,000,000	799,025

Uptown Development Authority Series B, 2.581%, 9/1/31 (AGM)	100,000	86,553

Wisconsin Health & Educational Facilities Authority

3.940%, 8/15/41	335,000	230,780

4.190%, 8/15/55	190,000	109,056

Total Municipal Bonds (Cost $11,857,778)		11,061,845

Asset Backed Securities – 4.1%

Aligned Data Centers Issuer LLC

Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	623,590

Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	543,942

Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	283,766

Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	546,240

Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000	335,432

CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	87,623

FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	148,070	147,544

Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	768,375

Lendbuzz Securitization Trust

Series 2021-1A, 1.460%, 6/15/26 (a)	51,690	51,064

Series 2022-1A, 4.220%, 5/17/27 (a)	313,373	310,862

Series 2023-1A, 6.920%, 8/15/28 (a)	294,439	299,051

Series 2023-2A, 7.090%, 10/16/28 (a)	341,733	348,008

Series 2023-3A, 7.500%, 12/15/28 (a)	428,353	437,688

Series 2024-2A, 5.990%, 5/15/29 (a)	820,000	827,576

Series 2024-3A, 4.970%, 10/15/29 (a)	620,000	618,365

Mosaic Solar Loan Trust

Series 2020-2A, 1.440%, 8/20/46 (a)	100,968	84,641

Series 2024-1A, 5.500%, 9/20/49 (a)	108,511	106,609

Prestige Auto Receivables Trust

Series 2024-1A, 5.710%, 5/15/28 (a)	225,000	226,569

Series 2024-2A, 4.560%, 2/15/29 (a)	125,000	124,318

Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	340,000	329,454

Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000	96,188

Sunnova Hestia I Issuer LLC Series 2023-GRID1, 5.750%, 12/20/50 (a)	383,160	386,890

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*		Value

Asset Backed Securities (Continued)

Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	126,206		$126,503

Tricolor Auto Securitization Trust

Series 2023-1A, 6.840%, 11/16/26 (a)	550,000		550,538

Series 2024-1A, 6.610%, 10/15/27 (a)	108,547		109,393

Series 2024-2A, 6.360%, 12/15/27 (a)	296,237		298,323

Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		508,949

Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		843,483

Total Asset Backed Securities (Cost $9,948,173)			10,020,984

Foreign Government & Agency Securities – 4.1%

Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,387,858

City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,201,703

City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	615,955

Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,105,059

Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	815,828

Republic of Chile, 0.830%, 7/2/31	324,000	EUR	298,857

Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,206,494

United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,295,433

Total Foreign Government & Agency Securities (Cost $10,584,819)			9,927,187

Senior Floating Rate Interests – 2.0%

Communication Services – 0.2%

Charter Communications Operating LLC 2019 Term Loan B2, 6.409%, (3 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	275,812		275,804

Go Daddy Operating Co. LLC 2024 Term Loan B7, 6.435%, (1 mo. USD SOFR CME + 1.750%), 5/30/31 (b)	297,629		297,088

			572,892

Consumer Discretionary – 0.2%

American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 6.435%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (b)	207,201		207,629

Core & Main LP 2024 Incremental Term Loan B, 6.968%, (1 mo. USD SOFR CME + 2.250%), 2/9/31 (b)	282,863		283,923

			491,552

Consumer Staples – 0.5%

Biogroup-LCD 2021 EUR Term Loan B, 7.069%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	488,338

Boels Topholding BV 2024 EUR Term Loan B, 6.557%, (3 mo. EUR EURIBOR + 3.000%), 5/23/31 (b)	344,828	EUR	377,239

Verisure Holding AB 2021 EUR Term Loan, 6.345%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	326,461

			1,192,038

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Financials – 0.2%

Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 8.085%, (3 mo. USD SOFR CME + 3.500%), 5/30/27 (b)	394,832	$357,225

USI, Inc. 2024 Term Loan (2029), 7.354%, (3 mo. USD SOFR CME + 2.750%), 11/22/29 (b)	162,946	163,116

		520,341

Industrials – 0.3%

Altium Packaging LLC 2024 Term Loan B, 7.185%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (b)	428,925	427,048

Proampac PG Borrower LLC 2024 Term Loan, 9.118%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	402,511	404,461

		831,509

Information Technology – 0.6%

AthenaHealth Group, Inc. 2022 Term Loan B, 7.935%, (1 mo. USD SOFR CME + 3.250%), 2/15/29 (b)	348,571	348,057

Blackhawk Network Holdings, Inc. 2024 Term Loan, 9.685%, (1 mo. USD SOFR CME + 5.000%), 3/12/29 (b)	169,675	170,660

DCert Buyer, Inc. 2019 Term Loan B, 8.685%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	377,007	366,451

Zelis Payments Buyer, Inc. Term Loan B, 7.435%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	456,143	452,341

		1,337,509

Total Senior Floating Rate Interests (Cost $5,099,165)		4,945,841

Convertible Bonds – 0.3%

Consumer Discretionary – 0.0%(g)

Etsy, Inc.

0.125%, 10/1/26	110,000	106,370

0.125%, 9/1/27	50,000	42,886

		149,256

Financials – 0.1%

Block, Inc., 0.125%, 3/1/25	215,000	212,044

		212,044

Health Care – 0.2%

Dexcom, Inc., 0.250%, 11/15/25	205,000	195,826

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Security	Principal Amount*	Value

Health Care (Continued)

Insulet Corp., 0.375%, 9/1/26	195,000	$230,149

		425,975

Total Convertible Bonds (Cost $1,197,376)		787,275

Total Long Term Investments (Cost $285,062,360)		267,060,318

Total Investments–109.8% (Cost $285,062,360)		267,060,318

Other Liabilities, less assets – (9.8)%		(23,895,692)

Net Assets – 100.0%		$243,164,626

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities was $48,719,036, representing 20.0% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.

(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.

(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $12,663,519 or 5.2% of the Fund’s net assets.

(g)	Amount is less than 0.05%.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

At October 31, 2024, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Royal Bank of Canada	12/18/24	2,449,000	$1,761,673	$46,801

United States Dollar	Euro Currency	Deutsche Bank AG	11/29/24	1,448,000	1,576,670	(6,863)

United States Dollar	Euro Currency	NatWest Markets PLC	12/18/24	1,154,000	1,257,610	18,673

United States Dollar	Euro Currency	Deutsche Bank AG	12/18/24	5,864,000	6,390,489	98,802

United States Dollar	Euro Currency	Deutsche Bank AG	12/18/24	274,000	298,601	(2,056)

United States Dollar	Pound Sterling	Morgan Stanley & Co. International PLC	12/18/24	2,693,000	3,472,199	41,853

						$197,210

At October 31, 2024, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	82	$6,325,562	$6,035,602	12/16/24	$(289,960)

Euro-OAT Futures (Short)	24	(3,312,950)	(3,254,373)	12/6/24	58,577

Long Gilt (Short)	9	(1,123,362)	(1,091,340)	12/27/24	32,022

					$(199,361)

At October 31, 2024, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	USD	1,350,000	$ 185,214	$ 5,059	$ 180,155

Receive Fixed rate annually 2.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	USD	2,820,000	(160,318)	(74,417)	(85,901)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/30	USD	4,145,000	24,705	(22,219)	46,924

Receive Fixed rate annually 3.280% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/54	USD	6,185,000	(489,731)	(288,876)	(200,855)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/44	USD	8,460,000	(522,630)	(204,543)	(318,087)

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/20/27	USD	10,455,000	(88,472)	574	(89,046)

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 3.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/34	USD	1,035,000	(11,474)	3,050	(14,524)

Receive Fixed rate annually 4.220% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/20/44	USD	1,415,000	75,100	145,487	(70,387)

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	3,537	(96)	3,633

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(36,645)	(102)	(36,543)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	950,000	(18,830)	578	(19,408)

Receive Fixed rate annually 4.380% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/26	USD	2,495,000	16,951	783	16,168

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH’	9/18/44	USD	1,885,000	(25,190)	32,696	(57,886)

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/34	USD	2,025,000	44,245	(1,757)	46,002

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	169,519	(1,925)	171,444

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	950,000	2,006	1,259	747

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	19,428	2,041	17,387

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,290,000	(77,011)	(27,298)	(49,713)

Pay Fixed rate annually 1.940% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	12/18/26	EUR	11,370,000	44,805	1,344	43,461

Pay Fixed rate annually 2.000% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	12/18/29	EUR	2,350,000	18,355	(679)	19,034

Receive Fixed rate annually 3.380% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/18/29	USD	2,720,000	(54,217)	(2,193)	(52,024)

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 3.500% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/29	USD	5,415,000	62,003	8,446	53,557

Pay Fixed rate annually 3.630% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/31	USD	4,395,000	31,396	8,363	23,033

Receive Fixed rate annually 3.530% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/54	USD	2,695,000	(50,430)	(2,571)	(47,859)

						$(416,996)	$(420,688)

Domini Impact Bond Fund

Portfolio of Investments (continued)

October 31, 2024(Unaudited)

At October 31, 2024, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$(2,823)	$-	$(2,823)

						$-	$(2,823)

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

GBP – British Pound Sterling

EUR – Euro

CAD – Canadian Dollar

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2024(Unaudited)

1.ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted pricesor exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2024(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$-	$106,987,776	$-	$106,987,776

Corporate Bonds and Notes	-	66,975,663	-	66,975,663

U.S. Government Agency Obligations	-	56,353,747	-	56,353,747

Municipal Bonds	-	11,061,845	-	11,061,845

Asset Backed Securities	-	10,020,984	-	10,020,984

Foreign Government & Agency Securities	-	9,927,187	-	9,927,187

Senior Floating Rate Interests	-	4,945,841	-	4,945,841

Convertible Bonds	-	787,275	-	787,275

Total Long Term Investments	$-	$267,060,318	$-	$267,060,318

Total Investment in Securities	$-	$267,060,318	$-	$267,060,318

Other Financial Instruments:

Forward Currency Contracts	-	206,129	-	206,129

Futures	90,599	-	-	90,599

Interest Rate Swap - CCP	-	621,545	-	621,545

Total Other Financial Instruments	$90,599	$827,674	$-	$918,273

Liabilities:

Other Financial Instruments:

Forward Currency Contracts	-	(8,919)	-	(8,919)

Futures	(289,960)	-	-	(289,960)

Interest Rate Swap - CCP	-	(1,042,233)	-	(1,042,233)

Interest Rate Swap - OTC	-	(2,823)	-	(2,823)

Total Other Financial Instruments	$(289,960)	$(1,053,975)	$-	$(1,343,935)

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